Financial Assets Measured At Fair Value Through Profit And Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured At Fair Value Through Profit And Loss
	2021	2022
	RM	RM	USD
U nquoted shares:

At beginning of year	-	1,309,134	297,361
Addition	1,309,134	10,211	2,319
Disposal	-	(1,247,050)	(283,258)
At end of year	1,309,134	72,295	16,422